FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-08266 Date of Notification: February 22, 2013

2.	Exact name of investment company as specified in registration statement:

THE INDIA FUND, INC.

3.	Address of principal executive office:

1735 Market Street, 32nd Floor
Philadelphia, PA 19103

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ MEGAN KENNEDY
Megan Kennedy
TITLE:	Vice President and Secretary